UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                     Form 13F

                                FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: 03/31/2013

 Check here if Amendment:        [ ] ; Amendment Number: _______

 This Amendment(Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:       Massachusetts Mutual Life Insurance Company

 Address:    1295 State Street
             Springfield, Massachusetts 01111

 Form 13F File Number: 28-00548

 The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:


 Name:    Donald Griffith
 Title:   Vice President Corporate Compliance
 Phone:   (413) 744-5103

 Signature, Place, and Date of Signing:

 /s/ Donald Griffith, Springfield, MA  APRIL 25, 2013


 --------------------------------------------------------------------------
 Report Type (Check only one):

 [ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

 [X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))


List of other Managers Reporting for this Manager:

28-00060	Babson Capital Management LLC
28-04544	Baring Asset Management LLC
28-15112	Baring International Investment Limited
28-12028	Cornerstone Real Estate Advisers LLC
28-00203	OppenheimerFunds, Inc.
28-10498	First Mercantile Trust Company
28-10231	OFI Private Investments Inc.
28-10234	OFI Institutional Asset Management, Inc.
28-15436	OFI SteelPath, Inc.
		OFI Global Asset Management, Inc.


Babson Capital Management LLC (Babson Capital), Baring Asset
Management LLC and Baring International Investment Limited (Baring), Cornerstone Real Estate Advisers LLC (Cornerstone), OppenheimerFunds, Inc. (Oppenheimer), OFI Private Investments Inc. (OFI), OFI Institutional Asset Management,
Inc. (OFII), OFI SteelPath, Inc., OFI Global Asset Management, Inc.
and First Mercantile Trust Company (First Mercantile) are all indirect, majority-owned or wholly-owned subsidiaries of Massachusetts Mutual Life Insurance Company (MassMutual).
Babson Capital, Baring, Cornerstone, Oppenheimer, OFI, OFII, OFI
SteelPath, Inc.,OFI Global Asset Management, Inc.and First
Mercantile have indicated that they exercise investment discretion with respect to the securities positions reported in each firm's Form 13F filing. Nevertheless, such positions are deemed reported on behalf of MassMutual to the extent that MassMutual is deemed to share investment discretion over the positions as a result of its ownership interests in Babson Capital, Baring, Cornerstone, Oppenheimer, OFI, OFII, OFI SteelPath, Inc., OFI Global
Asset Management, Inc. and First Mercantile and for the limited and exclusive purpose of MassMutuals compliance with Section 13(f) of the Securities Exchange Act of 1934, as amended.


FORM 13F SUMMARY PAGE Report Summary:

Number of Other Included Managers: None


Form 13F Information Table Entry Total: 63


Form 13F Information Table Value Total: 34,152

                                                             FORM 13F INFORMATION TABLE
                                                                                                            VOTING AUTHORITY
                                  TITLE OF              VALUE     SHARES/   SH/ PUT/ INVEST.  OTHER
          NAME OF ISSUER            CLASS    CUSIP    (X$1000)    PRN AMT   PRN CALL DISCRET. MGRS       SOLE    SHARED    NONE
 -------------------------------- -------- --------- ----------   -------   --- ---- -------- -----      ----    ------    ----

 3M COMPANY                     COM         88579Y101      780      7335    SH       SOLE               7335
 AMERICAN EXPRESS CO            COM         025816109      466      6911    SH       SOLE               6911
 BERKSHIRE HATHAWAY INC-CL B    COM         084670702      553      5310    SH       SOLE               5310
 BLACKROCK INC                  COM         09247X101      343      1335    SH       SOLE               1335
 BRISTOL MYERS SQUIBB           COM         110122108     2896       100    SH       SHARED-DEFINED                 100
 BRISTOL-MYERS SQUIBB           COM         110122108       52      1270    SH       SOLE               1270
 CARMAX INC                     COM         143130102      322      7710    SH       SOLE               7710
 CISCO SYSTEMS INC              COM         17275R102      383     18325    SH       SOLE              18325
 CME GROUP INC                  COM         12572Q105      385      6275    SH       SOLE               6275
 DEVON ENERGY CORP              COM         25179M103       17       300    SH       SOLE                300
 DEVON ENERGY CORP              COM         25179M103     3138       106    SH       SHARED-DEFINED                 106
 DISCOVER FINANCIAL SERVICES    COM         254709108      347      7730    SH       SOLE               7730
 EBAY INC                       COM         278642103       54      1255    SH       SHARED-DEFINED                1255
 EBAY INC                       COM         278642103      403      7430    SH       SOLE               7430
 EXPRESS SCRIPTS HLDG           COM         30219G108        1        48    SH       SHARED-DEFINED                  48
 EXPRESS SCRIPTS HLDG           COM         30219G108      214      3715    SH       SOLE               3715
 EXXON MOBIL CORP               COM         30231G102     1028     11404    SH       SOLE              11404
 GENERAL DYNAMICS CORP          COM         369550108      384      5445    SH       SOLE               5445
 GENERAL ELECTRIC CO            COM         369604103       20      1308    SH       SHARED-DEFINED                1308
 GENERAL ELECTRIC CO            COM         369604103      667     28865    SH       SOLE              28865
 GOOGLE INC CL A                COM         38259P508      799      1006    SH       SOLE               1006
 ISHARES BARCLAYS CR            BD FD       464288620      213      1897    SH       SHARED-DEFINED                1897
 ISHARES TR                     MSCI EMERGI 464287234     1113     26298    SH       SHARED-DEFINED               26298
 ISHARES TR DOW JONES            U S HEALTH 464287762      212      2191    SH       SHARED-DEFINED                2191
 ISHARES TR DOW JONES           EPAC SELECT 464288448     1438     39105    SH       SHARED-DEFINED               39105
 ISHARES TR DOW JONES           US OIL EQUI 464288844      913     16285    SH       SHARED-DEFINED               16285
 ISHARES TR FTSE                NAREIT MTG  464288539      969     62251    SH       SHARED-DEFINED               62251
 ISHARES TR IBOXX               $ HIGH YIEL 464288513      225      2395    SH       SHARED-DEFINED                2395
 ISHARES TR JPMORGAN            USD EMERGIN 464288281      552      4705    SH       SHARED-DEFINED                4705
 ISHARES TR RUSSELL             MIDCAP GROW 464287481      488      7050    SH       SHARED-DEFINED                7050
 ISHARES TR RUSSELL             1000 GROWTH 464287614      340      4794    SH       SHARED-DEFINED                4794
 ISHARES TR S&P U S             PFD STK IND 464288687      353      8760    SH       SHARED-DEFINED                8760
 JOHNSON & JOHNSON              COM         478160104      100      1296    SH       SHARED-DEFINED                1296
 JOHNSON & JOHNSON              COM         478160104      529      6490    SH       SOLE               6490
 JOHNSON CONTROLS INC           COM         478366107      457     13035    SH       SOLE              13035
 JPMORGAN CHASE & CO            COM         46625H100      581     12244    SH       SOLE              12244
 LOWES COMPANIES INC            COM         548661107      659     17385    SH       SOLE              17385
 MANNKIND CORP                  COM         56400P201       33     13820    SH       SHARED-DEFINED               13820
 MICROSOFT CORP                 COM         594918104      139      4515    SH       SHARED-DEFINED                4515
 MICROSOFT CORP                 COM         594918104      598     20911    SH       SOLE              20911
 MOLSON COORS BREWING CO CL B   COM         60871R209      218      4458    SH       SOLE               4458
 NATIONAL OILWELL VARCO INC     COM         637071101      520      7346    SH       SOLE               7346
 NOVARTIS AG NAMEN SPON ADR     FOREIGN EQU 66987V109      349      4900    SH       SOLE               4900
 ORACLE CORP                    COM         68389X105      469     14503    SH       SOLE              14503
 PAYCHEX INC                    COM         704326107      480     13680    SH       SOLE              13680
 PEPSICO INC                    COM         713448108       24       285    SH       SHARED-DEFINED                 285
 PEPSICO INC                    COM         713448108      635      8022    SH       SOLE               8022
 PFIZER INC                     COM         717081103        6        79    SH       SHARED-DEFINED                  79
 PFIZER INC                     COM         717081103      560     19402    SH       SOLE              19402
 POTASH CORP OF SASKATCHEWAN IN FOREIGN EQU 73755L107      422     10745    SH       SOLE              10745
 POWERSHARES DB MULTI           SECTOR COMM 73936B200      702     14148    SH       SHARED-DEFINED               14148
 POWERSHARES EXCHANGE           TRADED FD T 73935X286      624     18419    SH       SHARED-DEFINED               18419
 POWERSHARES EXCHANGE           TRADED FDS  73935X500     1156     34793    SH       SHARED-DEFINED               34793
 POWERSHARES QQQ TR             UNIT SER 1  73935A104     1614     23704    SH       SHARED-DEFINED               23704
 PROCTER & GAMBLE CO            COM         742718109       25       699    SH       SHARED-DEFINED                 699
 PROCTER & GAMBLE CO            COM         742718109      595      7718    SH       SOLE               7718
 SECTOR SPDR TR SHS             BEN INT IND 81369Y704      265      6516    SH       SHARED-DEFINED                6516
 SPDR SER TR BARCLAYS           HIGH YIELD  78464A417      708     17290    SH       SHARED-DEFINED               17290
 SYSCO CORP                     COM         871829107      369     10485    SH       SOLE              10485
 TRANSCANADA CORP               FOREIGN EQU 89353D107      516     10765    SH       SOLE              10765
 VULCAN MATERIALS CO            COM         929160109      255      4939    SH       SOLE               4939
 WESTERN UNION CO               COM         959802109      162     10750    SH       SOLE              10750
 ZIMMER HOLDINGS INC            COM         98956P102      314      4174    SH       SOLE               4174

